ALLIANCE MUNICIPAL TRUST-CONNECTICUT PORTFOLIO

ALLIANCECAPITAL

SEMI-ANNUAL REPORT
DECEMBER 31, 1995
(UNAUDITED)



STATEMENT OF NET ASSETS
DECEMBER 31, 1995 (UNAUDITED)  ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                                   YIELD        VALUE
---------------------------------------------------------------------------
           MUNICIPAL BONDS-85.9%
           CONNECTICUT-80.5%
           CONNECTICUT DEVELOPMENT AUTH.
           (Bridgeport Hydraulic Co. Project)
           Series '95 AMT VRDN*
$  1,000   5/01/35                                      4.80%    $1,000,000
           CONNECTICUT DEVELOPMENT AUTH.
           (Shelton Inn Ltd. Partnership)
           Series '86 AMT VRDN*
   3,200   12/01/11                                     4.10      3,200,000
           CONNECTICUT DEVELOPMENT AUTH.
           Res. Rec.:(Exeter Energy Project)
           Series '89B AMT VRDN*
   3,700   12/01/19                                     5.25      3,700,000
           CONNECTICUT DEVELOPMENT AUTH.
           HEALTH FACILITY
           (Independent Living) Series '90 VRDN*
   5,000   7/01/15                                      5.10      5,000,000
           CONNECTICUT DEVELOPMENT AUTH. IDR
           (International Ice Cream Project)
           Series '86 AMT VRDN*
   1,300   12/01/06                                     4.15      1,300,000
           CONNECTICUT DEVELOPMENT AUTH. IDR
           (Zotos International Project)
           Series '84 VRDN*
   2,985   12/01/04                                     4.15      2,985,000
           CONNECTICUT DEVELOPMENT AUTH. PCR
           (Central Vermont Public Service)
           Series '85 VRDN*
   1,000   12/01/15                                     3.50      1,000,000
           CONNECTICUT DEVELOPMENT AUTH. PCR
           (Connecticut Light and Power Co.)
           Series '93A VRDN*
   2,800   9/01/28                                      5.10      2,800,000
           CONNECTICUT DEVELOPMENT AUTH. PCR
           (Connecticut Light and Power Co.)
           Series '93B VRDN*
     800   9/01/28                                      5.10        800,000
           CONNECTICUT DEVELOPMENT AUTH. PCR
           (Western Mass. Elec. Co.) Series '93A VRDN*
   3,100   9/01/28                                      4.90      3,100,000
           CONNECTICUT DEVELOPMENT AUTH. REVENUE
           (Rand Whitney Container Board Project)
           Series '93 AMT VRDN*
   1,500   8/01/23                                      4.90      1,500,000
           CONNECTICUT GO
           Economic Recovery Note Series '91A
   2,850   6/15/96                                      4.05      2,868,095
           CONNECTICUT GO
           Economic Recovery Note Series '91B VRDN*
   3,000   6/01/96                                      5.10      3,000,000
           CONNECTICUT GO BOND
           Economic Recovery Notes Series '95
   1,000   12/15/96                                     3.70      1,005,085
           CONNECTICUT HEFA
           (Bridgeport Hospital) Series '95B VRDN*
   3,900   7/01/25                                      5.05      3,900,000
           CONNECTICUT HEFA
           (Pomfret School Issue) Series '95A VRDN*
   1,000   7/01/24                                      4.80      1,000,000
           CONNECTICUT SPECIAL
           ASSESSMENT UNEMPLOYMENT COMPENSATION
           Series '93C FGIC PPB*
   4,000   7/01/96                                      3.90      4,000,000
           CONNECTICUT SPECIAL TAX OBLIGATION
           Series '90-1 VRDN*
   6,000   12/01/10                                     5.10      6,000,000
           DANBURY BAN
   2,413   7/08/96                                      3.48      2,415,685


1



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                                   YIELD        VALUE
---------------------------------------------------------------------------
           EAST LYME GO BAN
           Series '95
$    900   7/30/96                                      3.80%   $   901,002
           EAST LYME GO BOND
           Series '95 MBIA
     660   8/01/96                                      3.65        667,848
           HARTFORD REDEV. AGY. MFHR
           (Underwood Towers Project)
           FSA Series '90 VRDN*
   3,100   6/01/20                                      5.35      3,100,000
           MADISON GO BAN
           Series '95
   2,525   3/27/96                                      4.05      2,526,141
           MANCHESTER GO BAN
           Series '95
     724   7/11/96                                      3.60        724,107
           MIDDLETOWN GO BAN
           Series '95
   2,000   4/15/96                                      4.05      2,001,101
           NEW HAVEN GO BOND
           Series '95A FGIC
   1,000   2/01/96                                      3.80      1,000,563
           SOUTH CENTRAL WATER SYSTEMS
           Series MGT 6A FGIC VRDN*
     700   8/01/06                                      5.10        700,000
           SOUTH CENTRAL WATER SYSTEMS
           Series MGT 6B FGIC VRDN*
   2,800   8/01/07                                      5.10      2,800,000
           STAMFORD HFA MFHR
           (Morgan Street Project)
           Series '94 AMT VRDN*
   1,600   8/01/24                                      5.10      1,600,000
           STRATFORD BOND
           Series '93 FGIC
   2,000   11/01/96                                     3.60      1,998,338
                                                                -----------
                                                                 68,592,965

           PUERTO RICO-5.4%
           PUERTO RICO HIGHWAY &
           TRANSPORTATION AUTHORITY
           Series X VRDN*
   3,400   7/01/99                                      4.50      3,400,000
           PUERTO RICO INDUSTRIAL, MEDICAL,
           HIGHER EDUCATION & ENVIRONMENT
           (Ana G. Mendez Educ. Foundation Feagm Proj.)
           VRDN*
   1,200   12/01/15                                     5.10      1,200,000
                                                                -----------
                                                                  4,600,000
           Total Municipal Bonds
           (amortized cost $73,192,701)                          73,192,965

           COMMERCIAL PAPER-13.7%
           CONNECTICUT-5.7%
           CONNECTICUT MUNICIPAL ELECTRIC ENERGY
           Cooperative Power Supply
           Systems Rev. Series '95A
   1,000   1/12/96                                      3.85      1,000,000
           CONNECTICUT HEFA
           (Yale University) Series L
   2,500   2/13/96                                      3.65      2,500,000
           CONNECTICUT HEFA
           (Yale University) Series P
   1,350   2/08/96                                      3.70      1,350,000
                                                                -----------
                                                                  4,850,000

           PUERTO RICO-8.0%
           PUERTO RICO GOVERNMENT DEVELOPMENT BANK
   3,000   2/15/96                                      3.20      3,000,000
           PUERTO RICO GOVERNMENT DEVELOPMENT BANK
   1,000   3/08/96                                      3.65      1,000,000
           PUERTO RICO INDUSTRIAL, TOURIST,
           EDUCATIONAL, MEDICAL & ENVIRONMENT
           (Inter-American Univ. of Puerto Rico)
           Series '88
     800   2/13/96                                      3.30        800,000


2



                               ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                                   YIELD        VALUE
---------------------------------------------------------------------------
           PUERTO RICO INDUSTRIAL, TOURIST, EDUCATIONAL,
           MEDICAL & ENVIRONMENT
           (Inter-American Univ. of Puerto Rico)
           Series '88
$  2,000   1/11/96                                      3.40%   $ 1,999,846
                                                                -----------
                                                                  6,799,846
           Total Commercial Paper
           (amortized cost $11,649,846)                          11,649,846

           TOTAL INVESTMENTS-99.6%
           (amortized cost $84,842,547)                         $84,842,811
           Other assets less liabilities-0.4%                       329,042

           NET ASSETS-100%
           (offering and redemption price of $1.00
           per share; 85,201,181 shares outstanding)            $85,171,853


+ All securities either mature or their interest rate changes in one year or less.

* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

    Glossary of Terms:
    AMT    Alternative Minimum Tax
    BAN    Bond Anticipation Note
    FGIC   Financial Guaranty Insurance Company
    GO     General Obligation
    HEFA   Health & Educational Facility Authority
    HFA    Housing Finance Agency/Authority
    IDR    Industrial Development Revenue
    MBIA   Municipal Bond Investors Assurance
    MFHR   Multi-Family Housing Revenue
    PCR    Pollution Control Revenue
    PPB    Periodic Put Bond
    VRDN   Variable Rate Demand Note

    See notes to financial statements.


3



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                           $1,504,499

EXPENSES
  Advisory fee (Note B)                                  $ 197,245
  Distribution assistance and administrative service
    (Note C)                                               160,416
  Transfer agency                                           38,241
  Custodian fees                                            26,255
  Audit and legal fees                                      14,874
  Registration expense                                       8,890
  Printing                                                   6,207
  Trustees' fees                                             2,238
  Miscellaneous                                              2,784
  Total expenses                                           457,150
  Less: expense reimbursement and fee waiver              (141,558)
                                                                        315,592
  Net investment income                                               1,188,907

UNREALIZED GAIN ON INVESTMENTS
  Net change in unrealized appreciation of investments                      264

NET INCREASE IN NET ASSETS FROM OPERATIONS                           $1,189,171



See notes to financial statements.


4



STATEMENT OF CHANGES
IN NET ASSETS                  ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

                                                  SIX MONTHS ENDED
                                                     DEC. 31,1995   YEAR ENDED
                                                     (UNAUDITED)   JUNE 30,1995
                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                              $ 1,188,907   $ 1,813,183
  Net realized loss on investments                            -0-       (2,026)
  Net change in unrealized appreciation of
    investments                                              264            -0-
  Net increase in net assets from operations           1,189,171     1,811,157

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                               (1,188,907)   (1,813,183)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase                                         9,180,857    18,678,491
  Total increase                                       9,181,121    18,676,465

NET ASSETS
  Beginning of period                                 75,990,732    57,314,267
  End of period                                      $85,171,853   $75,990,732


See notes to financial statements.


5



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995 (UNAUDITED)  ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the 'Fund') is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing seven classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio (the 'Portfolio'), Alliance Municipal Trust-New Jersey Portfolio, Alliance Muncipal Trust-Virginia Portfolio and Alliance Municipal Trust-Florida Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 1995 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax
(AMT).

4. GENERAL
Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from security transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio for the six months ended December 31, 1995 for expenses exceeding .80 of 1% of its average daily net assets. For the six months ended December 31, 1995, the reimbursement amounted to $102,109. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $23,550 for the six months ended December 31, 1995.


6



                               ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays a distribution fee to the Adviser at an annual rate of up to .25 of 1% of the Portfolio's average daily net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1995, the distribution fee amounted to $98,622 of which $39,449 was waived. In addition, the Portfolio reimbursed certain broker-dealers for administrative costs incurred in connection with providing shareholder services, accounting, bookkeeping, legal and compliance support. For the six months ended December 31, 1995, such payments by the Portfolio amounted to $61,794 of which $47,000 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At December 31, 1995, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1995, the Portfolio had a capital loss carryforward of $29,592 of which $10,717 expires in the year 2000, $16,849 expires in the year 2002 and $2,026 expires in the year 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At December 31, 1995, capital paid-in aggregated $85,201,181. Transactions, all at $1.00 per share, were as follows:


                                               SIX MONTHS ENDED     YEAR ENDED
                                               DECEMBER 31, 1995     JUNE 30,
                                                   (UNAUDITED)         1995
                                               -----------------  -------------
Shares sold                                        145,007,729     243,757,597
Shares issued on reinvestments of dividends          1,188,598       1,813,183
Shares redeemed                                   (137,015,470)   (226,892,289)
Net increase                                         9,180,857      18,678,491


7



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                    ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

NOTE F: FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period.

                                           SIX MONTHS
                                             ENDED
                                          DECEMBER 31,               YEAR ENDED JUNE 30,
                                              1995      ------------------------------------------------
                                          (UNAUDITED)     1995      1994      1993      1992      1991
                                          ------------  --------  --------  --------  --------  --------
Net asset value, beginning of period         $1.00        $1.00     $1.00     $1.00     $1.00     $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                         .015         .028      .017      .020      .033      .045

LESS: DISTRIBUTIONS
Dividends from net investment income         (.015)       (.028)    (.017)    (.020)    (.033)    (.045)
Net asset value, end of period               $1.00        $1.00     $1.00     $1.00     $1.00     $1.00

TOTAL RETURNS
Total investment return based on net
  asset value (a)                             3.02%(b)     2.78%     1.71%     2.00%     3.35%     4.57%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)   $85,172      $75,991   $57,314   $56,224   $54,751   $48,482
Ratio to net assets of:
  Expenses, net of waivers and                 .80%(b)      .80%      .77%      .70%      .58%      .44%
  Expenses, before waivers and
    reimbursements                            1.16%(b)     1.21%     1.21%     1.16%     1.22%     1.16%
  Net investment income (c)                   3.01%(b)     2.77%     1.69%     1.97%     3.28%     4.39%


(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(b)  Annualized.

(c)  Net of expenses reimbursed or waived by the Adviser.


8



                               ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

TRUSTEES
DAVE H. WILLIAMS, CHAIRMAN
JOHN D. CARIFA
SAM Y. CROSS
CHARLES H.P. DUELL
WILLIAM H. FOULK, JR.
ELIZABETH J. MCCORMACK
DAVID K. STORRS
SHELBY WHITE
JOHN WINTHROP

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
PATRICIA NETTER, SENIOR VICE PRESIDENT
RONALD R. VALEGGIA, SENIOR VICE PRESIDENT
DREW BIEGEL, VICE PRESIDENT
DORIS T. CILIBERTI, VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
LINDA D. NEIL, VICE PRESIDENT
WILLIAM E. OLIVER, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JOSEPH J. MANTINEO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


9



ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
1345 Avenue of the Americas, Connecticut, NY  10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

1 # 1 # 2 8 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCECAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ALC601031
ACTSR